Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class F
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Floating Rate High Income Fund
Class Name	Class F
Trading Symbol	SFHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Shenkman Capital Floating Rate High Income Fund (the “Fund”) modestly underperformed the Morningstar LSTA US B- Ratings and Above Loan Index (the “Index”) for the twelve months ended September 30, 2025 (the “Period”). The Index returned 7.23% in the Period, buoyed by elevated coupons and robust CLO formations. The period was marked by a series of idiosyncratic factors within the benchmark universe, such as survivorship bias, evidenced by the Cubic Corp. downgrade and the fraud-related bankruptcy of First Brands, both of which dropped out of the benchmark, detracting from relative performance.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. Leveraged loans outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the loan market benefited from rising base rates and robust coupon income that more than offset modest credit spread widening. Technical support from  CLO demand and limited net new supply further bolstered prices, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving leveraged loans as one of the best-performing credit asset classes over the period.

Top Contributors
↑	Positive security selection in Software & Services and Utilities positively contributed to relative performance.

Top Detractors
↓
The top detractors for the period included the Fund’s out-of-Index allocation to high yield bonds, which underperformed leveraged loans for the period. Additionally, negative security selection in BB-rated loans detracted from the Fund’s performance, but was partially offset by positive selection in single-B loans.

POSITIONING
We believe the Fund is well-positioned, maintaining a bias toward higher quality loans with appropriate industry diversification and a conservative credit profile. The top sector weighting was unchanged with Software & Services remaining the largest exposure, while the allocation to Health Care Equipment & Services increased and Consumer Services exposure was reduced. The Fund’s rating profile remained largely unchanged, with a modest increase in single B and CCC & Below-rated loans while reducing exposures in BB and BBB & Above rated loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/01/2017)
Class F	6.51	5.92	4.63
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.87
Morningstar LSTA US Leveraged Loan TR USD	7.00	6.96	5.34
Morningstar LSTA US B- Ratings and Above Loan TR USD	7.23	6.92	5.37

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate for more recent performance information.
Net Assets	$ 281,856,368
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 899,516
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$281,856,368
Number of Holdings	451
Net Advisory Fee	$899,516
Portfolio Turnover	83%
Average Credit Quality	B1 / B+*
Weighted Average Maturity	4.58 years
30-Day SEC Yield	7.78%
30-Day SEC Yield Unsubsidized	7.60%
[1]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
Invesco Senior Loan ETF	4.0%
First American Government Obligations Fund - Class X	3.4%
Delivery Hero Finco LLC	1.0%
Polaris Newco LLC	0.9%
Central Parent LLC	0.9%
Grifols Worldwide Operations USA, Inc.	0.8%
Lumen Technologies, Inc.	0.8%
McAfee Corp.	0.8%
CommScope LLC	0.7%
Cirque Du Soleil Holding USA Newco, Inc.	0.6%

Security Type	(% of net assets)
Bank Loans	87.8%
Corporate Bonds	6.4%
Exchange Traded Funds	4.0%
Money Market Funds	3.4%
Cash & Other	-1.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Institutional Class
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Floating Rate High Income Fund
Class Name	Institutional Class
Trading Symbol	SFHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Floating Rate High Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Shenkman Capital Floating Rate High Income Fund (the “Fund”) modestly underperformed the Morningstar LSTA US B- Ratings and Above Loan Index (the “Index”) for the twelve months ended September 30, 2025 (the “Period”). The Index returned 7.23% in the Period, buoyed by elevated coupons and robust CLO formations. The period was marked by a series of idiosyncratic factors within the benchmark universe, such as survivorship bias, evidenced by the Cubic Corp. downgrade and the fraud-related bankruptcy of First Brands, both of which dropped out of the benchmark, detracting from relative performance.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. Leveraged loans outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the loan market benefited from rising base rates and robust coupon income that more than offset modest credit spread widening. Technical support from  CLO demand and limited net new supply further bolstered prices, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving leveraged loans as one of the best-performing credit asset classes over the period.

Top Contributors
↑	Positive security selection in Software & Services and Utilities positively contributed to relative performance.

Top Detractors
↓
The top detractors for the period included the Fund’s out-of-Index allocation to high yield bonds, which underperformed leveraged loans for the period. Additionally, negative security selection in BB-rated loans detracted from the Fund’s performance, but was partially offset by positive selection in single-B loans.

POSITIONING
We believe the Fund is well-positioned, maintaining a bias toward higher quality loans with appropriate industry diversification and a conservative credit profile. The top sector weighting was unchanged with Software & Services remaining the largest exposure, while the allocation to Health Care Equipment & Services increased and Consumer Services exposure was reduced. The Fund’s rating profile remained largely unchanged, with a modest increase in single B and CCC & Below-rated loans while reducing exposures in BB and BBB & Above rated loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	6.53	5.94	4.77
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Morningstar LSTA US Leveraged Loan TR USD	7.00	6.96	5.47
Morningstar LSTA US B- Ratings and Above Loan TR USD	7.23	6.92	5.40

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate for more recent performance information.
Net Assets	$ 281,856,368
Holdings Count | $ / shares	451
Advisory Fees Paid, Amount	$ 899,516
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$281,856,368
Number of Holdings	451
Net Advisory Fee	$899,516
Portfolio Turnover	83%
Average Credit Quality	B1 / B+*
Weighted Average Maturity	4.58 years
30-Day SEC Yield	7.82%
30-Day SEC Yield Unsubsidized	7.64%
[2]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
Invesco Senior Loan ETF	4.0%
First American Government Obligations Fund - Class X	3.4%
Delivery Hero Finco LLC	1.0%
Polaris Newco LLC	0.9%
Central Parent LLC	0.9%
Grifols Worldwide Operations USA, Inc.	0.8%
Lumen Technologies, Inc.	0.8%
McAfee Corp.	0.8%
CommScope LLC	0.7%
Cirque Du Soleil Holding USA Newco, Inc.	0.6%

Security Type	(% of net assets)
Bank Loans	87.8%
Corporate Bonds	6.4%
Exchange Traded Funds	4.0%
Money Market Funds	3.4%
Cash & Other	-1.6%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_floating_rate
Class A
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class A
Trading Symbol	SCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Shenkman Capital Short Duration High Income Fund (the “Fund”) underperformed its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted a stable above-coupon return for the period which saw meaningful rate volatility throughout the period in 5-10 year Treasuries while the Fed cut its federal funds rate by 150bps from mid-September of 2024 in a dramatic pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. The Short Duration Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the short duration high yield market benefited from stable coupon income that more than offset modest credit spread widening. Technical factors were also supportive and helped to drive prices higher as investor looked to replaced assets that were repaid or refinanced due to an improving primary market, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving short duration high yield as the better performing credit asset over the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years. Additional contributors were its: selection in the BB rated credits, allocation to CCC & below rated credits, selection in Technology, and selection and underweight in Utilities.

Top Detractors
↓
Some of the detractors over the period included its: negative selection and underweight to bonds with final maturities less than 3 years, negative selection and underweight to B rated credits, underweight in Oil & Gas, and negative selection and underweight in Cable & Satellite.

POSITIONING
We believe the Fund has maintained an all-weather positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The Fund’s top 5 sectors were consistent, year over year weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Healthcare and Automotives rounding out the remaining top 5 in size order. Exposures increased across many sectors, with Technology and Healthcare seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered, and to a lesser extent relative value sales. The Fund has intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile shifted slightly lower to B1/BB-
given as BB exposure decreased largely as a result of bonds being redeemed and selective ratings upgrades to investment grade. The Fund’s average final maturity profile increased to 2.95 years as shorter tenor corporate bonds were redeemed and replaced with purchases of longer tenured short duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.77	4.27	3.73
Class A (with sales charge)	2.55	3.63	3.41
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	4.04	1.99	1.83
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	6.12	5.08	4.40

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
Net Assets	$ 1,876,954,828
Holdings Count | $ / shares	407
Advisory Fees Paid, Amount	$ 8,857,894
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,876,954,828
Number of Holdings	407
Net Advisory Fee	$8,857,894
Portfolio Turnover	72%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.94 years
Effective Duration	1.42 years
30-Day SEC Yield	4.63%
30-Day SEC Yield Unsubsidized	4.65%
[3]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	2.7%
Tenet Healthcare Corp.	1.2%
HUB International Ltd.	1.1%
IQVIA, Inc.	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	0.8%
Sirius XM Radio LLC	0.8%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	0.8%
Churchill Downs, Inc.	0.8%
Tenet Healthcare Corp.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	88.4%
Bank Loans	7.2%
Money Market Funds	2.7%
Convertible Bonds	1.2%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Class C
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class C
Trading Symbol	SCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.70%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Shenkman Capital Short Duration High Income Fund (the “Fund”) underperformed its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted a stable above-coupon return for the period which saw meaningful rate volatility throughout the period in 5-10 year Treasuries while the Fed cut its federal funds rate by 150bps from mid-September of 2024 in a dramatic pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. The Short Duration Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the short duration high yield market benefited from stable coupon income that more than offset modest credit spread widening. Technical factors were also supportive and helped to drive prices higher as investor looked to replaced assets that were repaid or refinanced due to an improving primary market, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving short duration high yield as the better performing credit asset over the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years. Additional contributors were its: selection in the BB rated credits, allocation to CCC & below rated credits, selection in Technology, and selection and underweight in Utilities.

Top Detractors
↓
Some of the detractors over the period included its: negative selection and underweight to bonds with final maturities less than 3 years, negative selection and underweight to B rated credits, underweight in Oil & Gas, and negative selection and underweight in Cable & Satellite.

POSITIONING
We believe the Fund has maintained an all-weather positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The Fund’s top 5 sectors were consistent, year over year weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Healthcare and Automotives rounding out the remaining top 5 in size order. Exposures increased across many sectors, with Technology and Healthcare seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered, and to a lesser extent relative value sales. The Fund has intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile shifted slightly lower to B1/BB-
given as BB exposure decreased largely as a result of bonds being redeemed and selective ratings upgrades to investment grade. The Fund’s average final maturity profile increased to 2.95 years as shorter tenor corporate bonds were redeemed and replaced with purchases of longer tenured short duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.90	3.49	2.97
Class C (with sales charge)	3.90	3.49	2.97
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	4.04	1.99	1.83
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	6.12	5.08	4.40

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
Net Assets	$ 1,876,954,828
Holdings Count | $ / shares	407
Advisory Fees Paid, Amount	$ 8,857,894
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,876,954,828
Number of Holdings	407
Net Advisory Fee	$8,857,894
Portfolio Turnover	72%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.94 years
Effective Duration	1.42 years
30-Day SEC Yield	3.99%
30-Day SEC Yield Unsubsidized	4.01%
[4]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	2.7%
Tenet Healthcare Corp.	1.2%
HUB International Ltd.	1.1%
IQVIA, Inc.	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	0.8%
Sirius XM Radio LLC	0.8%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	0.8%
Churchill Downs, Inc.	0.8%
Tenet Healthcare Corp.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	88.4%
Bank Loans	7.2%
Money Market Funds	2.7%
Convertible Bonds	1.2%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Class F
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Class F
Trading Symbol	SCFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Shenkman Capital Short Duration High Income Fund (the “Fund”) underperformed its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted a stable above-coupon return for the period which saw meaningful rate volatility throughout the period in 5-10 year Treasuries while the Fed cut its federal funds rate by 150bps from mid-September of 2024 in a dramatic pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. The Short Duration Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the short duration high yield market benefited from stable coupon income that more than offset modest credit spread widening. Technical factors were also supportive and helped to drive prices higher as investor looked to replaced assets that were repaid or refinanced due to an improving primary market, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving short duration high yield as the better performing credit asset over the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years. Additional contributors were its: selection in the BB rated credits, allocation to CCC & below rated credits, selection in Technology, and selection and underweight in Utilities.

Top Detractors
↓
Some of the detractors over the period included its: negative selection and underweight to bonds with final maturities less than 3 years, negative selection and underweight to B rated credits, underweight in Oil & Gas, and negative selection and underweight in Cable & Satellite.

POSITIONING
We believe the Fund has maintained an all-weather positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The Fund’s top 5 sectors were consistent, year over year weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Healthcare and Automotives rounding out the remaining top 5 in size order. Exposures increased across many sectors, with Technology and Healthcare seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered, and to a lesser extent relative value sales. The Fund has intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile shifted slightly lower to B1/BB-
given as BB exposure decreased largely as a result of bonds being redeemed and selective ratings upgrades to investment grade. The Fund’s average final maturity profile increased to 2.95 years as shorter tenor corporate bonds were redeemed and replaced with purchases of longer tenured short duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class F	5.91	4.49	3.98
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	4.04	1.99	1.83
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	6.12	5.08	4.40

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
Net Assets	$ 1,876,954,828
Holdings Count | $ / shares	407
Advisory Fees Paid, Amount	$ 8,857,894
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,876,954,828
Number of Holdings	407
Net Advisory Fee	$8,857,894
Portfolio Turnover	72%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.94 years
Effective Duration	1.42 years
30-Day SEC Yield	5.03%
30-Day SEC Yield Unsubsidized	5.05%
[5]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	2.7%
Tenet Healthcare Corp.	1.2%
HUB International Ltd.	1.1%
IQVIA, Inc.	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	0.8%
Sirius XM Radio LLC	0.8%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	0.8%
Churchill Downs, Inc.	0.8%
Tenet Healthcare Corp.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	88.4%
Bank Loans	7.2%
Money Market Funds	2.7%
Convertible Bonds	1.2%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Institutional Class
Shareholder Report [Line Items]
Fund Name	Shenkman Capital Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	SCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shenkman Capital Short Duration High Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.shenkmancapital.com/strategies#mutual_funds_short_duration. You can also request this information by contacting us at 1-855-743-6562.
Additional Information Phone Number	1-855-743-6562
Additional Information Website	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Shenkman Capital Short Duration High Income Fund (the “Fund”) underperformed its benchmark, the ICE BofA 0-2 Year Duration BB-B U.S. HY Constrained Index (H42C). The Fund posted a stable above-coupon return for the period which saw meaningful rate volatility throughout the period in 5-10 year Treasuries while the Fed cut its federal funds rate by 150bps from mid-September of 2024 in a dramatic pivot from its historic rate hike cycle.
Over the Last-Twelve-Months period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index which returned 2.88% for the period. The Short Duration Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the 12-month period ended September 30, 2025, primarily due to lower duration exposure and strong carry in a persistently higher-for-longer rate environment. As Treasury yields remained elevated and rate volatility weighed on longer-duration fixed-rate assets, the short duration high yield market benefited from stable coupon income that more than offset modest credit spread widening. Technical factors were also supportive and helped to drive prices higher as investor looked to replaced assets that were repaid or refinanced due to an improving primary market, while fundamentals remained stable, with default rates well below historical averages and corporate earnings resilient despite slower growth. In contrast, the investment-grade credit segments within the Aggregate were pressured by duration drag and wider spreads, leaving short duration high yield as the better performing credit asset over the period.

Top Contributors
↑
The top contributors for the period were the Fund’s higher exposure and selection to bonds with final maturities greater than 3 years. Additional contributors were its: selection in the BB rated credits, allocation to CCC & below rated credits, selection in Technology, and selection and underweight in Utilities.

Top Detractors
↓
Some of the detractors over the period included its: negative selection and underweight to bonds with final maturities less than 3 years, negative selection and underweight to B rated credits, underweight in Oil & Gas, and negative selection and underweight in Cable & Satellite.

POSITIONING
We believe the Fund has maintained an all-weather positioning with its higher quality, shorter duration focus, complemented by ample diversification, and a relatively conservative credit and maturity profile. The Fund’s top 5 sectors were consistent, year over year weightings remained unchanged with Leisure, Gaming, Travel and Industrials remaining the two largest exposures while rankings shuffled within the remaining three, with Financials, Healthcare and Automotives rounding out the remaining top 5 in size order. Exposures increased across many sectors, with Technology and Healthcare seeing the largest increases while Industrials and Leisure, Gaming, Travel saw the largest exposure decreases, largely as a result of corporate actions as bonds were called or tendered, and to a lesser extent relative value sales. The Fund has intentionally avoided the Oil & Gas sector given our view of the unfavorable risk/reward and higher volatility in this segment of the short duration market. The Fund’s average rating profile shifted slightly lower to B1/BB-
given as BB exposure decreased largely as a result of bonds being redeemed and selective ratings upgrades to investment grade. The Fund’s average final maturity profile increased to 2.95 years as shorter tenor corporate bonds were redeemed and replaced with purchases of longer tenured short duration bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	6.09	4.59	4.07
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
ICE BofA 0-3 Year US Treasury Total Return Index	4.04	1.99	1.83
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index	6.12	5.08	4.40

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.shenkmancapital.com/strategies#mutual_funds_short_duration for more recent performance information.
Net Assets	$ 1,876,954,828
Holdings Count | $ / shares	407
Advisory Fees Paid, Amount	$ 8,857,894
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,876,954,828
Number of Holdings	407
Net Advisory Fee	$8,857,894
Portfolio Turnover	72%
Average Credit Quality	B1 / BB-*
Weighted Average Maturity	2.94 years
Effective Duration	1.42 years
30-Day SEC Yield	5.11%
30-Day SEC Yield Unsubsidized	5.13%
[6]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Securities	(% of net assets)
First American Government Obligations Fund - Class X	2.7%
Tenet Healthcare Corp.	1.2%
HUB International Ltd.	1.1%
IQVIA, Inc.	0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.	0.8%
Sirius XM Radio LLC	0.8%
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	0.8%
Churchill Downs, Inc.	0.8%
Tenet Healthcare Corp.	0.7%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	0.7%

Security Type	(% of net assets)
Corporate Bonds	88.4%
Bank Loans	7.2%
Money Market Funds	2.7%
Convertible Bonds	1.2%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.shenkmancapital.com/strategies#mutual_funds_short_duration

[1]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[2]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[3]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[4]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[5]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[6]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch or Moody’s if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.